File No. 333-63883


                     As filed with the SEC on April 19, 1999

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                     /X/  Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                                THE BRINSON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (312) 220-7100
                        (Area Code and Telephone Number)

                   209 South LaSalle Street, Chicago, IL 60604
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                                Carolyn M. Burke
                            209 South LaSalle Street
                             Chicago, IL 60604-1295
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103


Title of Securities Being Registered:  Brinson Global (ex-U.S.)
Equity Fund Class I shares of beneficial interest, $0.001 par value per share, of the Global (ex-U.S.) Equity Fund series.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filng become effective on April 19, 1999, pursuant to Rule 485(b).

The Combined Prospectus/Proxy Statement and Statement of Additional Information to this Registration Statement was previously filed with the Securities and Exchange Commission's EDGAR system pursuant to Rule 497(b) on October 27, 1998, (File No. 333-63883) and is incorporated herein by reference to such filing.

                           PART C. OTHER INFORMATION

ITEMS 15.   INDEMNIFICATION.
            Response to Item 15. to this Post-Effective Amendment is
incorporated herein by reference to Item 15. of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, (File No. 333-63881), filed electronically with the Securities and Exchange Commission on April 19, 1999.

ITEM 16.    EXHIBITS.
            Response to Items 16.(1), (2), (3), (5), (7), (8), (9), (10),
(13), (15) and (16) to this Post-Effective Amendment is incorporated herein by reference to the corresponding Item Nos. of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, (File No. 333-63881), filed electronically with the Securities and Exchange Commission on April 19, 1999.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:
            Agreement and Plan of Reorganization is incorporated herein by reference to the Registrant's Combined Prospectus/Proxy Statement dated October 26, 1998, filed electronically with the Commission pursuant to Rule 497(b) on October 27, 1998 (File No. 333-63883).

      (6)   Investment Advisory Contracts.
            Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global (ex-U.S.) Equity Fund (f/k/a Brinson Non-U.S. Equity Fund) series is incorporated herein by reference to Post-Effective Amendment No. 21/22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 15, 1998.

      (11) Opinion of Counsel.
            Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, as to the legality of the securities being registered, is incorporated herein by reference to Post-Effective Amendment No. 22/23 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 18, 1998.

      (12) Opinion of Counsel Supporting the Tax Matters and Consequences to Shareholders.
            Tax opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, supporting the tax matters and consequences to shareholders discussed in the prospectus, is filed electronically herewith as Exhibit EX-8.

      (14)  Other Opinions and Consents.
            (a) Consent of Ernst & Young LLP, independent auditors to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-63883), filed electronically with the Commission on September 21, 1998.

            (b) Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Private Investor Funds, Inc., is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-63883), filed electronically with the Commission on September 21, 1998.

            (c) Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Investor Portfolios Trust, is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 333-63883), filed electronically with the Commission on September 21, 1998.

ITEM 17.    UNDERTAKINGS.
      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston, Commonwealth of Massachusetts on the 18th day of April, 1999.

                                    THE BRINSON FUNDS

                                By: /s/ E. Thomas McFarlan*
                                    ------------------------------
                                    E. Thomas McFarlan, President
                                    (Title)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE:                          TITLE:                 DATE:
/s/ E. Thomas McFarlan *            President              April 18, 1999
--------------------------------
E. Thomas McFarlan

/s/ Frank K. Reilly *               Trustee, Chairman      April 18, 1999
--------------------------------
Frank K. Reilly

/s/ Walter E. Auch *                Trustee                April 18, 1999
--------------------------------
Walter E. Auch

/s/ Edward M. Roob *                Trustee                April 18, 1999
--------------------------------
Edward M. Roob

/s/ Carolyn M. Burke *              Principal Accounting   April 18, 1999
-------------------------------     Officer, Secretary and
Carolyn M. Burke                    Treasurer

*By: Lloyd Lipsett
-------------
As Attorney-In-Fact and Agent Pursuant to Power of Attorney

                                  EXHIBIT INDEX

                                                            Sequentially
                                                            Numbered
Exhibit No.       Document                                  Page
-----------       --------                                  ----
EX-8              Tax opinion of Stradley, Ronon, Stevens
                  & Young, LLP